GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2024
General And Administrative
SCHEDULE OF GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Payroll and related expenses	1,288	1,458	1,756
Share-based payments to service providers	64	134	215
Professional services	673	898	1,340
Directors’ fees and insurance	207	326	405
Travel expenses	28	15	8
Rent and office maintenance	283	196	175
Other	134	92	90
	2,677	3,119	3,989